Vessels in Operation - Vessels Acquisitions 2025 (Table) (Details) - Czech [Member] Pure in Thousands, $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($) [1]
Property, Plant and Equipment [Line Items]
Purchase Price	$ 68,391
Capacity in TEUs	9,019
Year Built	2015
Delivery Date	January 9, 2025

[1]	The charter of the fourth high-reefer ECO 9,019 TEU Vessels resulted in an intangible liability of $15,987 that was recognized and will be amortized over the remaining useful life of the charter.